Statement of Financial Position (Parenthetical) (USD $)	Oct. 31, 2011	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Common Stock, Shares Authorized	75,000,000	75,000,000	75,000,000	75,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	15,600,000	3,500,000	3,500,000	3,500,000
Common Stock, Shares, Outstanding	15,600,000	3,500,000	3,500,000	3,500,000